Other general administrative expenses - Breakdown of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other general administrative expenses
Property, fixtures and supplies	€ 975	€ 1,968		€ 1,931
Technology and systems	2,161	1,550		1,257
Technical reports	677	707		759
Advertising	685	646		757
Taxes other than income tax	522	557		583
Communications	518	527		529
Surveillance and cash courier services	416	405		443
Per diems and travel expenses	226	225		217
Insurance premiums	86	76		78
Other administrative expenses	1,872	1,828		1,799
Other general administrative expenses	€ 8,138	€ 8,489	[1]	€ 8,353

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).